Loans Payable - Schedule of Loan Outstanding (Details) (Global Diversified Holdings, Inc.) - Global Diversified Holdings, Inc. [Member] - USD ($)	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Total loans payable	$ 143,334	$ 75,586	$ 64,196
Business Backer Credit Line [Member]
Total loans payable	0	7,362	54,162
Credit Line - BlueVine [Member]
Total loans payable	55,007	60,147	10,034
Credit Line - Fundbox [Member]
Total loans payable	$ 8,077	$ 8,077	$ 0